SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Accounting Policies [Abstract]
Description of accounting policy for basis of presentation and use od estimates [text Block]
a)	Basis of presentation and use of estimates -

The accompanying consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The accompanying consolidated financial statements have been prepared on a historical cost basis, except for trading securities, available-for-sale investments, financial assets at fair value through profit or loss, derivative financial instruments, share-based payments, bonds and notes associated with fair value hedges, and financial liabilities at fair value through profit or loss that have been measured at fair value.

The consolidated financial statements are presented in Soles (S/), see paragraph (c) below, and values are rounded to the nearest S/thousands, except when otherwise indicated.

The preparation of the consolidated financial statements in accordance with IFRS requires Management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of significant events in notes to the consolidated financial statements.

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the current circumstances. The final results could differ from said estimates; however, management expects that the variations, if any, will not have a material impact on the consolidated financial statements.

The most significant estimates included in the accompanying consolidated financial statements are related to allowance for loan losses, the valuation of investments, the technical reserves for claims and premiums, goodwill impairment, the impairment of available-for-sale investments, the valuation of share-based payment transactions and the valuation of derivative financial instruments. Furthermore, other estimates exist, such as the estimated useful life of intangible assets, property, furniture and equipment and the deferred income tax assets and liabilities. The accounting criteria used for said estimates are described below.

The accounting policies adopted are consistent with those of the previous years, except that the Group has adopted the new revised IFRS and IAS which are mandatory for the periods beginning on or after January 1, 2017, as described below:

-	Amendments to IAS 12 “Income Taxes”: Recognition of the deferred income tax asset for unrealized losses.

The amendments clarify the accounting treatment of deferred taxes when an asset is measured at fair value and when said fair value is less than the tax base of the asset. The amendments specifically confirm that:

⋅	A temporary difference exists when the carrying amount of an asset is less than its tax base at the end of the information presentation period.
⋅	An entity can assume that it will recover an amount greater than the carrying amount when estimating the taxable profit that it will obtain in future.
⋅
When the tax law restricts the source of taxable profits against which the particular types of deferred tax assets can be recovered, the recoverability of deferred tax assets can only be evaluated together with other deferred tax assets of the same kind.

⋅	The tax deductions resulting from the reversal of deferred income tax assets are excluded from the estimated future taxable profit that is used to evaluate the recoverability of said assets.

Due to the Group’s structure and operations, the adoption of this amendment did not have a significant impact on its consolidated financial position and consolidated results; therefore, it has not been necessary to modify the Group’s comparative consolidated financial statements.

-	Amendments to IAS 7 “Statement of Cash Flows”: Disclosure initiatives.

The amendments require entities to break down the changes in their liabilities originating from financing activities, including both those generated by cash flows as well as those which do not involve cash flows (such as gains and losses due to exchange difference).

The Group has disclosed in its consolidated statement of cash flows the information required in tabular format as a reconciliation of the opening and closing balances

Description of accounting policy for basis of consolidation [text Block]
b)	Basis of consolidation -

Investment in subsidiaries –

The consolidated financial statements comprise the financial statements of Credicorp and its Subsidiaries for all the years presented.

Under IFRS 10 all entities over which the Group has control are subsidiaries. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if and only if the Group has:

-	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee),
-	Exposure, or rights, to variable returns from its involvement with the investee, and
-	The ability to use its power over the investee to affect its returns.

Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

-	The contractual arrangement with the other vote holders of the investee.
-	Rights arising from other contractual arrangements.
-	The Group’s voting rights and potential voting rights.

The Group assesses whether or not it controls an investee if the facts and circumstances indicate that there are changes in one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. The consolidated financial statements include assets, liabilities, income and expenses of Credicorp and its subsidiaries.

Profit or loss for the period and each component of other comprehensive income (OCI) are attributed to the equity holders of the parent of the Group and to the non-controlling interest, even if this results in the non-controlling interest with a negative balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

Assets in custody or managed by the Group, such as investment funds and private pension funds (AFP funds), are not part of the Group’s consolidated financial statements, Note 3(ab).

Transactions with non-controlling interest -

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction and any resulting difference between the price paid and the amount corresponding to non-controlling shareholders is recognized directly in the consolidated statement of changes in net equity.

Loss of control -

If the Group loses control over a subsidiary, it derecognizes the carrying amount of the related assets (including goodwill) and liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any residual investment retained is recognized at fair value.

Investments in associates -

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the entity, but without exercising control over said policies.

The Group’s investments in its associates are recognized initially at cost and are subsequently accounted for using the equity method. They are included in “Other assets” in the consolidated statement of financial position; gains resulting from the use of the equity method of accounting are included in “Other income” of the consolidated statement of income.

At December 31, 2017 and 2016, the following entities comprise the Group (the individual or consolidated figures of their financial statements are presented in accordance with IFRS and before eliminations for consolidation purposes, except for the elimination of Credicorp’s treasury shares and its related dividends):

Entity	Activity and country of incorporation	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net income (loss)
		2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
		%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Banco de Crédito del Perú S.A. and Subsidiaries (i)	Banking, Peru	97.69	97.69	139,658,667	127,513,766	124,107,841	113,568,832	15,550,826	13,944,934	3,036,929	2,954,668

Pacífico Compañía de Seguros y Reaseguros S.A. and Subsidiaries (ii), Note 2(a)	Insurance, Peru	98.79	98.45	11,402,998	10,156,361	8,558,149	7,786,257	2,844,849	2,370,104	325,008	303,264

Inversiones Credicorp Bolivia S.A. and Subsidiaries (iii)	Holding, Bolivia	99.96	99.96	9,153,381	8,017,925	8,458,813	7,337,562	694,568	680,363	96,826	71,910

Atlantic Security Holding Corporation and Subsidiaries (iv)	Capital Markets, Cayman	100.00	100.00	7,034,717	7,056,980	6,206,861	5,961,796	827,856	1,095,184	187,132	143,238

Credicorp Capital Ltd. and Subsidiaries (v)	Capital Markets, Bermuda	100.00	100.00	3,731,930	3,230,080	2,943,210	2,440,496	788,720	789,584	77,963	89,654

CCR Inc. (vi)	Special purpose Entity, Bahamas	100.00	100.00	667,170	1,103,787	670,132	1,123,045	(2,962)	(19,258)	14,018	(39)

Prima AFP S.A. (vii)	Private pension fund administrator, Peru	100.00	100.00	882,917	883,893	263,717	277,899	619,200	605,994	140,082	155,813

Grupo Crédito S.A (viii)	Holding, Peru	100.00	100.00	208,049	167,397	241,237	534,552	(33,188)	(367,155)	(31,089)	(15,575)

(i)
BCP was incorporated in 1889 and its activities are regulated by the Superintendence of Banking, Insurance and AFP (the Peruvian banking, insurance and AFP regulator, hereinafter “the SBS” for its Spanish acronym).

At December 31, 2017, and 2016, its main Subsidiary is Mibanco, Banco de la Microempresa S.A. (hereinafter “Mibanco”), a banking entity in Peru oriented towards the micro and small business sector. At December 31, 2017, the assets, liabilities, equity and net income of Mibanco amount to approximately S/12,363.0 million, S/10,666.5 million, S/1,696.5 million and S/399.1 million, respectively (S/11,234.9 million, S/9,658.3 million, S/1,576.6 million, and S/336.0 million, respectively at December 31, 2016).

(ii)
Pacífico Seguros is an entity regulated by the SBS and its activities comprise the contracting and management of all types of general risk and life insurance, reinsurance and property investment and financial operations.

Its Subsidiaries are Crediseguro Seguros Personales and Crediseguro Seguros Generales, and it has Pacífico EPS as an associate, which are dynamic participants in the business of multiple and health insurance, respectively.

(iii)
ICBSA was established in February 2013 and its objective is to make capital investments for its own account or for account of third parties in companies and other entities providing financial services, exercising or determining the management, administration, control and representation thereof, both nationally and abroad, for which it can invest in capital markets, insurance, asset management, pension funds and other related financial and/or stock exchange products.

At December 31, 2017 and 2016, its principal Subsidiary is BCB, a commercial bank which operates in Bolivia. At December 31, 2017, the assets, liabilities, equity and net profit of BCB were approximately S/9,118.4 million, S/8,481.7 million, S/636.7 million and S/75.4 million, respectively (S/7,949.2 million, S/7,238.5 million, S/620.7 million and S/80.7 million, respectively at December 31, 2016).

(iv)
Its most important Subsidiary is Atlantic Security Bank (ASB), which is incorporated in the Cayman Islands and operates through branches and offices in Grand Cayman and the Republic of Panama; its main activities are private and institutional banking services and trustee administration, mainly for BCP’s Peruvian customers

(v)
Credicorp Capital Ltd. was formed in 2012, and its main subsidiaries are Credicorp Capital Holding Chile (owner of Inversiones IMT), Credicorp Capital Holding Colombia (owner of Credicorp Capital Colombia), and Credicorp Capital Holding Peru (owner of Credicorp Capital Peru S.A.A.), which develop their activities in Chile, Colombia and Peru, respectively.

At December 31, 2017 and 2016, Credicorp Capital Ltd. directly and indirectly holds 100.00 percent of the share capital of Inversiones IMT and Credicorp Capital Colombia. At December 31, 2017, the assets, liabilities, equity and net profit of Inversiones IMT total approximately S/1,123.4 million, S/964.8 million, S/158.6 million and S/20.8 million, respectively (S/987.5 million, S/840.4 million, S/147.1 million and S/23.7 million, respectively at December 31, 2016); and those of Credicorp Capital Colombia total approximately S/1,667.0 million, S/1,522.2 million, S/144.8 million and S/18.8 million, respectively (S/1,496.5 million, S/1,346.2 million, S/150.3 million and S/24.2 million, respectively at December 31, 2016).

At December 31, 2017 and 2016, Credicorp Capital Ltd. directly holds 100.0 percent of the share capital of Credicorp Capital Holding Perú. At December 31, 2017, the assets, liabilities, equity and net profit of Credicorp Capital Holding Perú and Subsidiaries total approximately S/303.1 million, S/121.3 million, S/181.8 million and S/28.6 million, respectively (S/236.0 million, S/56.5 million, S/179.5 million and S/19.3 million, respectively, at December 31, 2016).

Credicorp Capital Perú has the principal function of a holding company of shares, participations, and securities in general, provision of financial and corporate advisory services, and property investment. At December 31, 2017 and 2016, respectively, Credicorp Capital Peru holds as Subsidiaries, Credicorp Capital Sociedad Agente de Bolsa S.A., Credicorp Capital S.A. Sociedad Administradora de Fondos, Credicorp Capital Servicios Financieros S.A. and Credicorp Capital Sociedad Titulizadora S.A., member companies of the Investment Banking Group in Peru.

(vi)
CCR Inc. was incorporated in 2000, its main activity is to manage loans granted to BCP by foreign financial entities, See Note 16(a)(iii). These loans are collateralized by transactions performed by BCP. At December 31, 2017 and 2016, the negative equity balance consists mainly of an accumulated loss of S/17.0 million and a profit for the period of S/14.0 million (an accumulated loss of S/17.0 million and an unrealized loss of S/2.3 million from cash flow hedge derivatives, at December 31, 2016).

(vii)	Prima AFP is a private pension fund and its activities are regulated by the SBS.

(viii)
Grupo Crédito is a company mainly engaged in shares listed in Peru and unlisted shares of Peruvian companies. It also holds the Group’s shares in BCP, and Inversiones Credicorp Bolivia, Prima AFP and Pacífico Seguros. Grupo Crédito’s balances are presented net of its investments in said entities.

Description of accounting policy for foreign currency translation [text block]
c)	Foreign exchange -

(i)	Functional and presentation currency -

Credicorp and its Subsidiaries which operate in Peru consider the sol as their functional and presentation currency since it reflects the nature of the economic events and relevant circumstances given the fact their major transactions and/operations, such as: lending, borrowing, finance income, finance costs and a significant percentage of their purchases are agreed in soles.

(ii)	Transactions and balances in foreign currency -

Foreign currency transactions are those entered into in currencies other than the functional currency. These transactions are initially stated by Group entities at the exchange rates of their functional currencies at the transaction dates. Monetary assets and liabilities denominated in foreign currency are adjusted at the exchange rate of the functional currency prevailing at the date of the statement of financial position.

The differences arising from the exchange rate prevailing at the date of each consolidated statement of financial position presented and the exchange rate initially used in recording transactions are recognized in the consolidated statement of income in the period in which they occur, in “Exchange differences”. Non-monetary assets and liabilities acquired in foreign currency are stated at the exchange rate prevailing at the initial transaction date and are not subsequently adjusted.

(iii)	Group entities with functional currency other than the presentation currency -

Given that the Group’s entities in Colombia, Chile, Cayman, Panama and Bolivia have a functional currency different from Soles, the balances were translated into Soles for consolidation purposes in accordance with IAS 21, “The Effects of Changes in Foreign Exchange Rates” as follows:

-	Assets and liabilities, at the closing rate prevailing at the date of each consolidated statement of financial position.
-	Income and expense, at the average exchange rate for each month of the year.

All resulting exchange differences were recognized within “Exchange differences” in the consolidated statement of comprehensive income.

Description of accounting policy for recognition of income and expenses from banking activities [Text Block]
d)	Recognition of income and expenses from banking activities -

Interest income and expense for all interest-bearing financial instruments, including those related to financial instruments classified as held for trading or designated at fair value through profit or loss, are recognized within “Interest and similar income” and “Interest and similar expenses” in the consolidated statement of income using the Effective Interest Rate (EIR) method, which is the rate that discounts estimated future cash payments or receipts during the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or financial liability.

Interest income includes coupons earned on fixed income investment and trading securities and the discount and premium on financial instruments. Dividends are recognized as income when they are declared.

Fees and commission income are recognized on an accrual basis. Contingent credit fees for loans that are likely to be drawn down and other credit related fees are deferred (together with any direct incremental costs) and recognized as an adjustment to the effective interest rate on the loan.

All other revenues and expenses are recognized on an accrual basis.

Description of accounting policy for insurance contracts and related assets, liabilities, income and expense [text block]
e)	Insurance activities -

Product classification:

Insurance contracts are those contracts when the Group (the insurer) has accepted a significant insurance risk from another party (the policyholder) by agreeing to compensate the policyholder if a specified uncertain future event (the insured event) adversely affects the policyholder. This definition also includes reinsurance contracts that the Group holds.

Once a contract has been classified as an insurance contract, it remains an insurance contract for the remainder of its lifetime, even if the insurance risk reduces significantly during this period, unless all rights and obligations are extinguished or expire.

Life insurance contracts offered by the Group include retirement, disability and survival insurance, annuities and individual life which includes Investment Link insurance contracts. The non-life insurance contracts issued by the Group mainly include automobile, fire and allied lines, technical branches and healthcare.

Reinsurance:

The Group cedes insurance risk in the normal course of its operations for most of its businesses. Reinsurance assets represent balances due from reinsurance companies. Reinsurance ceded is placed on both a proportional and non-proportional basis.

Amounts recoverable from reinsurers are estimated in a manner consistent with the outstanding claims reserve or settled claims and ceded premiums associated with the ceded policies and are in accordance with the related reinsurance contracts.

Reinsurance assets are reviewed for impairment at each reporting date of the consolidated statement of financial position or more frequently when an indication of impairment arises during the reporting year. Impairment occurs when there is objective evidence as a result of an event that occurred after initial recognition of the reinsurance asset that the Group may not receive all outstanding amounts due under the terms of the contract and the event has a reliably measurable impact on the amounts that the Group will receive from the reinsurer. The impairment loss is recorded in the consolidated statement of income.

Ceded reinsurance arrangements do not relieve the Group from its obligations to policyholders.

The Group also assumes reinsurance risk in the normal course of business for non-life insurance contracts when applicable. Premiums and claims on assumed reinsurance are recognized as revenue or expenses in the same manner as they would be if the reinsurance were considered direct business, taking into account the classification of the reinsured insurance contract.

Reinsurance liabilities represent balances due to reinsurance companies. Amounts payable are estimated in a manner consistent with the related reinsurance contract.

Premiums and claims are presented on a gross basis for both ceded and assumed reinsurance, see Notes 23 and 24. Reinsurance assets or liabilities are derecognized when the contractual rights are extinguished or expire or when the contract is transferred to another party. Reinsurance contracts that do not transfer significant insurance risk are not material to the insurance segment.

Insurance receivables:

Insurance receivables are recognized when due and measured on initial recognition at the fair value of the consideration received or receivable. Subsequent to initial recognition, insurance receivables are measured at amortized cost. As of December 31, 2017 and 2016 the carrying amount of the insurance receivables is similar to their fair value due to their short term. The carrying value of insurance receivables is reviewed for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. The impairment loss is recorded in the consolidated statement of income. Insurance receivables are derecognized when the de-recognition criteria for financial assets, as described in Note 3(g), have been met.

“Investment Link” assets:

“Investment Link” assets represent financial instruments held for purposes of funding a group of life insurance contracts and for which investment gains and losses accrue directly to the policyholders who bear the investment and reinvestment risk. Each account has specific characteristics and the assets are carried at fair value. The balances of each account are legally segregated and are not subject to claims that arise out of any other business of the Group. The liabilities linked to these accounts are equal to the account assets, net of the commissions that the Group charges for the management of these contracts.

Deferred acquisition costs (DAC):

These comprise the direct costs that originate with and are related to traditional life and Investment Link insurance contracts, which are deferred; all other acquisition costs are recognized as an expense when incurred. The direct acquisition costs comprise primarily agent commissions corresponding to the underwriting and policy issuance costs.

Subsequent to initial recognition, these costs are amortized on a straight line basis based on the average expiration period of the related insurance contracts. Amortization is recorded in the consolidated statement of income.

DAC for general insurance and health products are amortized over the period in which the related revenues are earned.

DAC are derecognized when the related contracts are either settled or disposed of.

An impairment review is performed at the date of the consolidated statement of financial position or more frequently when an indication of impairment arises. When the recoverable amounts are less than the carrying value an impairment loss is recognized in the consolidated statement of income. DAC is also considered in the liability adequacy test for each reporting period.

Reinsurance commissions:

Commissions on reinsurance contracts for ceded premiums are amortized on a straight line basis over the term of the coverage of the related insurance contract.

Insurance contract liabilities:

i)	Life insurance contract liabilities -

Life insurance liabilities are recognized when contracts are entered into.

The technical reserves maintained by the Group include the reserves of all of the business lines, comprising both the mathematical reserves and those of ongoing risk, as well as the reserves for outstanding claims, settled claims, claim settlement costs, claims incurred but not reported, as applicable to each line.

Due to the nature of the business, the mathematical reserves of the pension lines represent the main part of the Group’s reserves, with the line of Life Annuities as the major source of reserves due to the important volume of premiums and as a result of having only single premiums. In order to determine the reserves of this business, the discounted present value of the expected future pensions, to be paid in a guaranteed and non-guaranteed period is taken into account, calculated on the basis of mortality tables and interest rates. Those are based on the asset portfolio which supports the liabilities. Additionally, the constituted reserves include the amount required to cover the maintenance expenses related to the administration of the payment of future pensions.

On the other hand, in the Individual Life business the Group offers some products which are only risk related and others of risk and savings, the latter being those which comprise the highest percentage of reserves of the line. Risk and savings products can be differentiated between those with a guaranteed interest rate and others without guaranteed interest, the reserve for the first group being equal to the balance of the policy accounts plus the unaccredited surplus interest, and for the second group it is equal to the balance of the policy accounts. Said accounts are established with the premiums collected, tax deductions, expenses and costs of insurance and the accreditation of interest based on the yield of the portfolio which supports said reserves.

Life insurance claims reserves include reserves for reported claims and the estimates of the incurred claims that have not been reported to the Group. At December 31, 2017 and 2016, reserves for claims occurred and not reported were determined on the basis of the Chain Ladder methodology (a generally accepted actuarial method), whereby the weighted average of past claim development is projected into the future; this projection is based on the ratios of occurrence of accumulated past claims. Adjustments to the liabilities at each reporting date of the consolidated statement of financial position are recorded in the consolidated statement of income. The liability is derecognized when the contract expires, is discharged or is cancelled.

At each reporting date, an evaluation is carried out as to whether the life insurance liabilities are adequate, net of the related DAC, by means of a liability adequacy test as established by IFRS 4. At December 31, of 2017 and 2016, the Group’s Management concluded that the liabilities are sufficient and, therefore, they have not recognized any additional liability for life insurance contracts.

ii)	Non-life insurance contract liabilities (which comprise general and healthcare insurance) -

Non-life insurance contract liabilities are recognized when contracts are entered into.

Claims reserves are based on the last estimated cost of all claims incurred but not settled at the date of the consolidated statement of financial position, whether reported or not, together with related claim handling costs and the expected reduction in value of salvage and other recoveries.

Delays can be experienced in the notification and settlement of certain types of claims, therefore their ultimate cost cannot be known with certainty at the date of the consolidated statement of financial position. Claims occurred but not reported are estimated and included in the provision (liabilities). IBNR reserves are determined on the basis of the Bornhuetter - Ferguson methodology - BF (a generally accepted actuarial method), which considers a statistical analysis of the recorded loss history, the use of projection methods and, when appropriate, qualitative factors that reflect present conditions or trends that could affect the historical data. No provision for equalization or catastrophe reserves is recognized. The liabilities are derecognized when the contract expires, is discharged or is cancelled.

Technical reserves for non-life insurance contracts comprise the provision for unearned premiums which represents premiums received for risks that have not yet expired. Generally, the reserve is liberated during the term of the contract and is recognized as premium income.

At each reporting date the Group reviews the risk from outstanding claims and an existing liability adequacy test as laid out under IFRS 4, to determine whether there is any overall excess of expected claims over unearned premiums. If these estimates show that the carrying amount of the unearned premiums is inadequate, the deficiency is recognized in the consolidated statement of income by setting up a provision for liability adequacy. As of December 31, 2017 and 2016, Management determined that the liabilities were adequate; therefore, it has not recorded any additional liabilities for non-life insurance contracts.

Income recognition:

(i)	Gross premiums -

Life insurance contracts -

Gross premiums on life contracts are recognized as revenue when due from the policyholder. For single premium business, revenue is recognized on the date on which the policy is effective.

Non-life insurance contracts -

Gross non-life insurance direct and assumed premiums comprise the total premiums written and are recognized on the date of issue of the policy as a receivable. At the same time, a reserve is recorded for unearned premiums which represent premiums for risks that have not yet expired. Unearned premiums are recognized as income over the contract period which is also the coverage and risk period.

(ii)	Fees and commission income -

Investment Link insurance contract policyholders remunerate the Group for policy administration services, investment management services, surrenders and other contract fees. These fees are recognized as revenue in the consolidated statement of income in the period in which the services are provided.

Recognition of benefits, claims and expenses:

(i)	Benefits and claims -

The benefits and claims for life insurance contracts include the cost of all claims arising during the year including internal and external claim handling costs that are directly related to the processing and settlement of claims. Death, survival and disability claims are recorded on the basis of notifications received. Pension payments are recorded when they accrue.

General and health insurance claims include all claims occurring during the year, whether reported or not, internal and external claim handling costs that are directly related to the processing and settlement of claims, a reduction for the value of salvage and other recoveries, and any adjustment to claims outstanding from previous years.

(ii)	Reinsurance premiums -

Comprise the total premiums payable for the coverage of the insurance contracts and are recognized on the date on which the validity of the insurance policy commences. Unearned ceded premiums are deferred over the term of the underlying insurance contract.

(iii)	Reinsurance claims -

Reinsurance claims are recognized when the related gross insurance claim is recognized according to the terms of the relevant contract.

Description of accounting policy for financial instruments [text block]
f)	Financial Instruments: Initial recognition and subsequent measurement -

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument or another entity.

The Group classifies its financial instruments in one of the categories defined by IAS 39: financial assets and financial liabilities at fair value through profit or loss; loans and receivables; available-for-sale financial investments; held-to-maturity financial investments and other financial liabilities. The Group determines the classification of its financial instruments at initial recognition.

The classification of financial instruments at initial recognition depends on the purpose and the Management intention for which the financial instruments were acquired and their characteristics. All financial instruments are measured initially at their fair value plus the incremental costs related to the transaction which are directly attributable to the acquisition or issue of the instrument, except in the case of financial assets and financial liabilities recorded at fair value through profit or loss.

Purchases or sales of financial assets that require delivery of assets within a time frame established according to market regulations or conventions (regular market trades) are recognized on the trade date, that is, the date on which the Group commits to purchase or sell the asset. Derivatives are recognized on a trade date basis.

(i)	Financial assets and liabilities at fair value through profit or loss -

Financial assets and liabilities at fair value through profit or loss include financial assets and liabilities held for trading and financial assets and liabilities designated at fair value through profit or loss, the designation of which is upon initial recognition and on an instrument by instrument basis. Derivative financial instruments are also categorized as held for trading unless they are designated as hedging instruments.

A financial asset or liability is classified as held for trading if it is acquired for the purpose of selling or repurchasing it in the short term, and is presented in “Trading securities” or “Financial liabilities at fair value through profit or loss” in the consolidated statement of financial position.

Management may only designate an instrument at fair value through profit or loss upon initial recognition when the following criteria are met:

-
The designation eliminates or significantly reduces the inconsistent treatment that would otherwise arise from measuring assets or liabilities or recognizing gains or losses generated by them on a different basis; or

-
The assets and liabilities are part of a group of financial assets, financial liabilities or both which are managed and evaluated based on the yield on their fair value, in accordance with a documented risk management or investment strategy; or

-
A contract contains one or more embedded derivatives which can significantly modify the cash flows that might otherwise be required by the contract and their separation is not prohibited by IAS 39. In this case, the entire contract is designated at fair value through profit or loss.

Changes in fair value of a designated financial asset and liability through profit or loss are recorded in “Net gain (loss) on financial assets designated at fair value through profit or loss” of the consolidated statement of income. Interest earned or incurred is accrued in the consolidated statement of income in “Interest and similar income” or “interest and similar expenses”, according to the terms of the contract. Dividend income is recorded when the right to payment has been established.

(ii)	Loans and receivables -

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market.

After initial recognition, loans and receivables are measured at amortized cost using the effective interest rate method, less any provision for impairment. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is recognized in the consolidated statement of income in “Interest and similar income”. Losses from impairment are recognized in the consolidated statement of income in “Provision for loan losses, net of recoveries”.

Direct loans are recorded when disbursement of funds to the clients are made. Indirect (off-balance sheet) loans are recorded when documents supporting such facilities are issued. Likewise, Credicorp considers as refinanced or restructured those loans that change their payment schedules due to difficulties in the debtor’s ability to repay the loan.

A provision for loan losses is established if there is objective evidence that the Group will not be able to collect all amounts due according to the original contractual terms of the loans. The provision for loan losses is established based on an internal risk classification and considering any guarantees and collaterals received, Note 3 (i) and 32.1.

(iii)	Available-for-sale financial investments -

Available-for-sale financial investments include equity investments and debt securities. Equity investments classified as available-for-sale are those that are neither classified as held for trading nor designated at fair value through profit or loss. Debt instruments in this category are those that are intended to be held for an indefinite period of time and that may be sold in response to needs for liquidity or in response to changes in market conditions.

After initial recognition, available-for-sale financial investments are subsequently measured at fair value with unrealized gains or losses recognized as other comprehensive income in the available-for-sale reserve, net of the corresponding deferred tax and non-controlling interest, until the investment is derecognized, at which time the cumulative gain or loss is recognized in the consolidated statement of income in “Net gain on the sale of securities”, or is determined to be impaired, at which time the impaired amount is recognized in the consolidated statement of income in “Impairment loss on available–for–sale investments” and removed from the reserve of investments available-for-sale.

Interest and similar income earned are recognized in the consolidated statement of income in “Interest and similar income”. Interest earned is reported as interest income using the effective interest rate method and dividends earned are recognized when collection rights are established.

Estimated fair values are based primarily on quoted prices or, if quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment.

The Group evaluates whether its ability and intention to sell its available-for-sale financial assets in the near term is still appropriate. When, in rare circumstances, the Group is unable to trade these financial assets due to inactive markets, the Group may elect to reclassify these financial assets if Management has the ability and intention to hold such assets for the foreseeable future or until maturity.

For a financial asset reclassified from the available-for-sale category, the fair value carrying amount at the date of reclassification becomes its new amortized cost and any previous gain or loss on the asset that has been recognized in equity is amortized to profit or loss over the remaining life of the investment using the effective interest rate.

(iv)	Held-to-maturity financial investments -

Held-to-maturity financial investments are non–derivative financial assets with fixed or determinable payments and fixed maturities, which Credicorp has the intention and ability to hold to maturity. After initial measurement, held-to-maturity financial investments are subsequently measured at amortized cost using the effective interest rate less impairment. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees that are an integral part of the effective interest rate. The amortization is included in “Interest and similar income” of the consolidated statement of income. The losses arising from impairment of these investments are recognized in the consolidated statement of income.

At December 31, 2017 and 2016 the Group has not recognized any impairment loss on held-to-maturity investments, see policy of impairment of financial assets carried at amortized cost in Note 3(i)(i).

If the Group were to sell or reclassify a more than insignificant amount of held-to-maturity investments before maturity (other than in certain specific circumstances), the entire category would be tainted and would have to be reclassified as available-for-sale. Furthermore, the Group would be prohibited from classifying any financial asset as held-to-maturity during the following two (2) years.

At December 31, 2017 and 2016 the Group did not sell or reclassify any of its held-to-maturity investments.

(v)	Repurchase and reverse repurchase agreements and security lending and borrowing transactions -

Securities sold under agreements to repurchase at a specified future date are not derecognized from the consolidated statement of financial position as the Group retains substantially all of the risks and rewards of ownership. The cash received is recognized as an asset with a corresponding obligation to return it, including accrued interest, as a liability in “Payables from repurchase agreements and security lendings”, reflecting the transaction’s economic substance as a loan to the Group. The difference between the sale and repurchase price is treated as interest expense and is accrued over the life of the agreement using the effective interest rate and is recognized in “Interest and similar expenses” of the consolidated statement of income.

As part of this transaction the Group grants assets as collateral. When the counterparty receives securities and has the right to sell or re-pledge, the Group reclassifies those securities in “Available-for-sale investments pledged as collateral” or “Held-to-maturity investments pledged as collateral”, as appropriate, of the consolidated statement of financial position. Also, when the counterparty receives cash as collateral that will be restricted until the maturity of the contract, the Group reclassifies the cash in Cash collateral, reverse repurchase agreements and security borrowings” in the consolidated statement of financial position, which includes accrued interest that is calculated according to the method of the effective interest rate.

Conversely, securities purchased under agreements to resell at a specified future date are not recognized in the consolidated statement of financial position. The consideration paid, including accrued interest, is recorded in “Receivables from reverse repurchase agreements and security borrowings” of the consolidated statement of financial position, reflecting the transaction’s economic substance as a loan by the Group. The difference between the purchase and resale price is recorded in “Interest and similar income” of the consolidated statement of income and is accrued over the life of the agreement using the effective interest rate.

If securities purchased under agreement to resell are subsequently sold to third parties, the obligation to return the securities is recorded as a short sale in the consolidated statement of financial position heading “Financial liabilities at fair value through profit or loss” and measured at fair value, with any gains or losses included in the consolidated statement of income caption “Net gain on sale of securities”.

Security lending and borrowing transactions are usually collateralized by securities. The transfer of the securities to counterparties is only reflected in the consolidated statement of financial position if the risks and rewards of ownership are also transferred.

(vi)	Other financial liabilities -

After initial measurement other financial liabilities are subsequently measured at amortized cost using the effective interest rate method. Amortized cost includes any issuance discount or premium and directly attributable transaction costs that are an integral part of the effective interest rate.

Description of accounting policy for derecognition of financial instruments [text block]
g)	De-recognition of financial assets and liabilities -

Financial assets:

A financial asset (or, where applicable a part of a financial asset or a part of a group of similar financial assets) is derecognized when: (i) the rights to receive cash flows from the asset have expired; or (ii) the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either the Group has transferred substantially all the risks and rewards of the asset, or the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its right to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group’s continuing involvement. In that case, the Group also recognizes the associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of (i) the original carrying amount of the asset, and (ii) the maximum amount of consideration that the Group could be required to repay.

Financial liabilities:

A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such exchange or modification is treated as a de-recognition of the original liability and the recognition of a new liability; the difference between the carrying amount of the original financial liability and the consideration paid is recognized in the consolidated statement of income.

Description of accounting policy for offsetting of financial instruments [text block]
h)	Offsetting financial instruments -

Financial assets and liabilities are offset and the net amount is reported in the consolidated statement of financial position when there is a legally enforceable right to offset the recognized amounts and Management has the intention to settle on a net basis, or realize the assets and settle the liability simultaneously.

Description of accounting policy for impairment of financial assets [text block]
i)	Impairment of financial assets -

The Group assesses at the date of each consolidated statement of financial position whether there is any objective evidence that a financial asset or a group of financial assets is impaired. An impairment exists if one or more events that has occurred since the initial recognition of the asset (an incurred “loss event”), has an impact on the estimated future cash flows of the financial asset or the group of financial assets that can be reliably estimated. Evidence of impairment may include indications that the borrower or a group of borrowers is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will go bankrupt or other legal financial reorganization process and where observable data indicate that there is a measurable decrease in the estimated future cash flows, such as changes in arrears or economic conditions that correlate with defaults.

The criterion used for each category of financial assets is as follows:

(i)	Financial assets carried at amortized cost -

For loans, receivables and held-to-maturity investments that are carried at amortized cost, the Group first assesses whether impairment exists individually for financial assets that are individually significant, or collectively for financial assets that are not individually significant. If the Group determines that no objective evidence of impairment exists for an individually assessed financial asset, whether significant or not, it includes that asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment. Assets that are individually assessed for impairment and for which an impairment loss is, or continues to be, recognized are not included in a collective assessment of impairment.

The amount of any impairment loss identified is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future expected credit losses that have not yet been incurred).

The carrying amount of the asset is reduced through the use of a provision account and the amount of the loss is recognized in the consolidated statement of income. A loan, together with the respective associated provision, is written off when classified as a loss and is fully provisioned and there is real and verifiable evidence that the loan is irrecoverable and collection efforts concluded without success, the impossibility of foreclosures or all collateral has been realized or has been transferred to the Group.

If in any subsequent year, the amount of the estimated impairment loss increases or decreases because of an event occurring after the impairment was recognized, the previously recognized impairment loss is increased or reduced by adjusting the provision account. If in the future a written-off loan is later recovered, the recovery is recognized in the consolidated statement of income, as a credit to “Provision for loan losses, net of recoveries”.

The present value of the estimated future cash flows is discounted at the financial asset’s original effective interest rate. If a loan has a variable interest rate, the discount rate for measuring any impairment loss will be the current effective interest rate.

The calculation of the present value of the estimated future cash flows of a collateralized financial asset reflects the cash flows that may result from foreclosure less costs for obtaining and selling the collateral, whether or not foreclosure is probable.

For collective assessment of impairment, financial assets are grouped considering the Group’s internal credit grading system, which considers credit risk characteristics; for example: asset type, industry, geographical location, collateral type and past-due status and other relevant factors.

Future cash flows from a group of financial assets that are collectively evaluated for impairment are estimated on the basis of historical loss experience for assets with similar credit risk characteristics to those in the group. Historical loss experience is adjusted on the basis of current observable data to reflect the effects of current conditions that did not affect the years on which the historical loss experience is based and to remove the effects of conditions in the historical period that do not currently exist. The methodology and assumptions used are reviewed regularly to reduce any differences between loss estimates and actual loss experience.

(ii)	Available-for-sale financial investments -

For available-for-sale financial investments, the Group assesses at each date of the consolidated statement of financial position whether there is objective evidence that an investment or a group of investments is impaired.

In the case of equity investments, objective evidence would include a significant or prolonged decline in their fair value below cost. “Significant” is to be evaluated against the original cost of the investment and “prolonged” against the period in which the fair value has been below its original cost. The determination of what is “significant” or “prolonged” requires judgment. In making this judgment, the Group evaluates, among other factors, the duration or extent to which the fair value of an investment is less than its cost.

When there is evidence of impairment, the cumulative loss (measured as the difference between the acquisition cost and the current fair value, less any previously recognized impairment loss) is removed from available-for-sale investments reserve of the consolidated statement of changes in equity and recognized in the consolidated statement of income. Impairment losses on equity investments are not reversed through the consolidated statement of income; increases in their fair value after impairment are recognized directly in the consolidated statement of comprehensive income.

In the case of debt instruments, impairment is assessed based on the same criteria as financial assets carried at amortized cost. However, the amount recorded for impairment is the cumulative loss measured as the difference between the amortized cost and the current fair value, less any impairment loss on that investment previously recognized in the consolidated statement of income. Future interest income is based on the reduced carrying amount and is accrued using the interest rate used to discount the future cash flows for the purpose of measuring the impairment loss. Interest income is recorded as part of “Interest and similar income” of the consolidated statement of income. If in a subsequent year, the fair value of a debt instrument increases and the increase can be objectively related to an event occurring after the impairment loss was recognized in the consolidated statements of income, the impairment loss is reversed through the consolidated statement of income.

(iii)	Renegotiated loans -

When a loan is modified, it is not considered as past due but it maintains its previous classification as impaired or not impaired. If the debtor complies with the new agreement during the following six months, and an analysis of its payment capacity supports a new improved risk classification, the loan is classified as not impaired. If, subsequent to the loan modification, the debtor fails to comply with the new agreement, it is considered as impaired and past due.

Description of accounting policy for leases [text block]
j)	Leases -

The determination of whether an arrangement is, or contains, a lease is based in the substance of the arrangement at the inception date: whether fulfillment of the arrangement is dependent on the use of a specific asset or assets and on whether the arrangement conveys a right to use the asset even if that right is not explicitly specified in an arrangement.

Operating leases:

Leases in which a significant portion of the risks and benefits of the asset are held by the lessor are classified as operating leases. Under this concept the Group has mainly leased premises used as offices and agencies of the Group’s subsidiaries.

When an operating lease is terminated before the lease period has expired, any penalty payment to the lessor is recognized as an expense in the period in which termination takes place.

Finance leases:

Finance leases are recognized as granted loans at the present value of the future lease collections. The difference between the gross receivable amount and the present value of the loan is recognized as unearned interest. Lease income is recognized over the term of the lease agreement using the effective interest rate method, which reflects a constant periodic rate of return.

Description of accounting policy for property, plant and equipment [text block]
k)	Property, furniture and equipment -

Property, furniture and equipment are stated at historical acquisition cost less accumulated depreciation and impairment losses, if applicable. Historical acquisition costs include expenditures that are directly attributable to the acquired property, furniture or equipment. Maintenance and repair costs are charged to the consolidated statement of income; significant renewals and improvements are capitalized when it is probable that future economic benefits, in excess of the originally assessed standard of performance, will flow from the use of the acquired property, furniture or equipment.

Land is not depreciated. Depreciation is calculated using the straight-line method over the estimated useful lives, which are as follows:

Years

Buildings and other construction	33
Installations	10
Furniture and fixtures	10
Vehicles and equipment	5
Computer hardware	4

An item of property, furniture and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on de-recognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of income.

Assets’ residual value, and the selected useful life are periodically reviewed to ensure that they are consistent with current economic benefits and life expectancy.

Description of accounting policy for investment property [text block]
l)	Investment properties -

Investment properties are held to earn rentals or for capital appreciation or both rather than for: (a) use in the production or supply or goods or services or for administrative purposes; or (b) sale in the ordinary course of business. Property that is being constructed or developed for future use as investment property is recognized at cost before completion.

Investment properties are initially measured at fair value, which is the purchase transaction price, unless otherwise indicated. Transaction costs are included in the initial measurement, which includes the purchase price and any other cost directly attributable to the transaction.

For subsequent recognition, an entity shall choose as its accounting policy either the fair value model or the cost model and shall apply that policy to all its investment property. At the date of the consolidated financial statements, the Group has opted for keeping the cost model. Accordingly, investment properties are accounted for at their acquisition cost less accumulated depreciation and the accumulated impairment losses, if any.

An entity can opt for recognizing and depreciating separately the components of an investment property or as a single unit for recording and depreciation purposes. The Group recognizes as a single unit each of its investment properties and has estimated a useful life of 33 years for purposes of determining depreciation under the straight-line method.

Rental income is recognized as rents that are accrued under the related rental agreement; depreciation expenses as well as maintenance expenses and other related expenses are accounted for as maintenance of the rented assets, net within “Other income” in the consolidated statement of income.

Description of accounting policy for seized assets [text Block]
m)	Seized assets -

Seized assets are recorded at the lower of cost or estimated market value, which is obtained from valuations made by independent appraisers. Reductions in book values are recorded in the consolidated statement of income.

Description of accounting policy for business combinations [text block]
n)	Business combination -

Business combinations made are accounted for using the acquisition method in accordance with IFRS 3 “Business Combination”, regardless of whether they are equity instruments or other acquired assets.

The acquisition cost is the sum of the consideration paid for the acquisition measured at fair value at the acquisition date and the amount of the share in the non-controlling interest acquired. For each business combination the Group decides whether to measure the non-controlling interest in the acquiree at fair value or at the proportional share in the identifiable net assets of the acquiree.

Acquisition-related costs are recognized as expense and are included within “Administrative expenses” in the consolidated statement of income. When the Group acquires a business, it assesses the financial assets and liabilities assumed for its own classification and denomination according to the contractual terms, economic circumstances and prevailing conditions at the date of acquisition. This includes the separation of embedded derivative contracts signed by the acquiree.

Any contingency transferred by the acquirer is recognized at fair value at the acquisition date. The contingency classified as an asset or liability that is a financial instrument and is within the scope of IAS 39 “Financial instruments: Recognition and measurement” is measured at fair value with changes recognized in the consolidated statement of income or consolidated statement of comprehensive income. If the contingency is not within the scope of IAS 39, it is measured in accordance with the applicable IFRS. A contingency that is classified as equity should not be measured again and its subsequent settlement is accounted for within equity.

The acquisition of a non-controlling interest is recorded directly in net equity, any difference between the amount paid and the acquired net assets is recorded as an equity transaction. Accordingly, the Group recognizes no additional goodwill after the acquisition of the non-controlling interest, nor does it recognize any profit or loss from the disposal of the non-controlling interest.

Equity attributable to the non-controlling interest is shown separately in the consolidated statement of financial position. Profit attributable to the non-controlling interest is shown separately in the consolidated statement of income and consolidated statement of comprehensive income.

In a business combination achieved in stages, the acquirer shall re-measure its ´previously held equity interest in the acquiree at fair value at the acquisition-date. The resulting gain or loss is recognized in profit or loss.

Description of accounting policy for intangible assets other than goodwill [text block]
o)	Intangible assets -

Comprise internally developed and acquired software licenses used by the Group. Acquired software licenses are measured on initial recognition at cost and are amortized using the straight-line method over their estimated useful life (between 3 and 5 years).

Intangible assets identified as a consequence of the acquisition of subsidiaries are recognized in the consolidated statement of financial position at their fair values determined on the acquisition date and are amortized using the straight line method over their estimated useful life as follows:

Estimated useful
life in years
Client relationship - Prima AFP (AFP Unión Vida)	20
Client relationship - Inversiones IMT S.A.	22
Client relationship cash, fixed and variable income - Credicorp Capital Colombia	5
Client relationship APT - Credicorp Capital Colombia	5
Client relationship - Edyficar Peru	10
Client relationship – Mibanco	7
Brand - Mibanco	25
Brand - Credicorp Capital Colombia	5
Brand - Inversiones IMT S.A.	5
Fund manager contract - Credicorp Capital Colombia	28
Fund manager contract - Inversiones IMT S.A.	11
Core deposits - Mibanco	6
Right of use - BCP	5
Others	5

The period and the amortization method, for intangible assets are reviewed at the end of each period. If the expected useful life differs from previous estimates, the amortization period will be changed to reflect this change. If there has been a change in the expected pattern of conduct of the future economic benefits embodied in the asset, the amortization method shall be amended to reflect these changes.

Gains or losses arising from de-recognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the consolidated statement of income when the asset is derecognized.

Description of accounting policy for goodwill [text block]
p)	Goodwill -

Goodwill is the excess of the aggregate of the consideration transferred over the fair value recognized for the acquisition of the net value of the identifiable net assets acquired and liabilities assumed. If the fair value of the net assets acquired exceeds the aggregate consideration transferred, then the gain is recognized in the consolidated statement of income.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units (CGU) that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to these units.

Where goodwill has been allocated to a CGU and part of the operation within that unit is disposed of, the goodwill and the assets disposed of are included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed of in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. Where the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Description of accounting policy for impairment of non-financial assets [text block]
q)	Impairment of non-financial assets -

The Group assesses, at each reporting date, whether there is an indicator that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of the value of the asset or the CGU less costs to sell and its value in use and is determined for each individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets.

When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, recent market transactions are considered, if any. If this kind of transactions cannot be identified, an appropriate valuation model is used. These calculations are verified against valuation multiples, quoted share prices for publicly traded subsidiaries or other available fair value indicators.

For non-financial assets, excluding goodwill, an assessment is made at each reporting date whether there is an indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the Group estimates the recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized.

The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated statement of income.

Description of accounting policy for due from customers on acceptances [text Block]
r)	Due from customers on acceptances -

Due from customers on acceptances corresponds to accounts payable from customers for import and export transactions, whose obligations have been accepted by the Group. The obligations that must be assumed by the Group for such transactions are recorded as liabilities.

Description of accounting policy for financial guarantees [text block]
s)	Financial guarantees -

In the ordinary course of business, the Group issues financial guarantees, such as letters of credit, guarantees and acceptances. Financial guarantees are initially recognized at fair value (which is equivalent to the commission initially received) in “Other liabilities” of the consolidated statement of financial position. Subsequent to initial recognition, the Group’s liability under each guarantee is measured at the higher of the amount initially recognized less, when appropriate, cumulative amortization recognized in the consolidated statement of income, and the best estimate of expenditure required to settle any financial obligation arising as a result of the financial guarantee.

Any increase in the liability relating to a financial guarantee is included in the consolidated statement of income. The commission received is recognized in “Banking services commissions” of the consolidated statement of income on a straight line basis over the life of the granted financial guarantee.

Description of accounting policy for provisions [text block]
t)	Provisions -

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow or resources embodying economic benefits will be required to settle said obligation and a reliable estimate can be made of the amount.

The expense relating to any provision is presented in the consolidated statement of income net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the specific risks of the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Description of accounting policy for contingencies [text Block]
u)	Contingencies -

Contingent liabilities are not recognized in the consolidated financial statements. They are disclosed in the Notes, unless the probability of an outflow of resources is remote. Contingent assets are not recorded in the financial statements; they are disclosed if it is probable that an inflow of economic benefits will be realized.

Description of accounting policy for income tax [text block]
v)	Income tax -

Income tax is computed based on the individual financial statements of Credicorp and of each of its Subsidiaries.

Deferred income tax reflects the effects of temporary differences between the carrying amounts of assets and liabilities for accounting purposes and the amounts determined for tax purposes. Deferred assets and liabilities are measured using the tax rates expected to be applied to taxable income in the years in which temporary differences are expected to be recovered or eliminated. The measurement of deferred assets and deferred liabilities reflects the tax consequences that arise from the manner in which Credicorp and its Subsidiaries expect, at the date of the consolidated statement of financial position, to recover or settle the carrying amount of its assets and liabilities.

The carrying amount of deferred tax assets and liabilities may change, even though there is no change in the amount of the related temporary differences, due to a change in the income tax rate. In this case, the resulting change in deferred tax, corresponding to the change in rate, will be recognized in profit or loss, except to the extent that it relates to items previously recognized outside of the consolidated income statement (either in other comprehensive income or directly in equity).

Deferred tax assets and liabilities are recognized regardless of when the timing differences are likely to reverse. Deferred tax assets are recognized when it is more likely than not, that future taxable profit will be available against which the temporary difference can be utilized. At the date of the consolidated statement of financial position, Credicorp and its Subsidiaries assess unrecognized deferred assets and the carrying amount of recognized deferred assets.

Credicorp and its Subsidiaries determine their deferred income tax based on the tax rate applicable to their undistributed earnings; any additional tax on dividend distribution is recorded on the date a liability is recognized.

Deferred tax assets and liabilities are offset if there is a legal right of offset and the deferred taxes are related to the same taxpaying entity and the same tax authority.

Description of accounting policy for earnings per share [text block]
w)	Earnings per share -

Basic earnings per share is calculated by dividing the net profit for the year attributable to Credicorp’s equity holders by the weighted average number of ordinary shares outstanding during the year, excluding the average number of ordinary shares purchased and held as treasury stock.

Diluted earnings per share is calculated by dividing the net profit attributable to Credicorp’s equity holders by the weighted average number of ordinary shares outstanding during the year, excluding the average number of ordinary shares purchased and held as treasury stock, plus the weighted average number of ordinary shares that would have been issued on the conversion of all the dilutive potential ordinary shares into ordinary shares.

Description of accounting policy for share-based payment transactions [text block]
x)	Share-based payment transactions -

The cost of the Group’s remuneration plan is recognized, together with a corresponding increase in equity, over the period in which the service conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (‘the vesting date”).

The cumulative expense recognized for equity-settled liquidations at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense is recorded in “Salaries and employee benefits” of the consolidated statement of income.

When the terms of a share-based liquidation are modified, the minimum expense recognized is maintained as if the terms had not been modified. An additional expense is recognized for any modification which increases the total fair value of the share-based payment arrangement, or which is otherwise beneficial to the employee as measured at the date of modification.

The dilutive effect of the shares granted under this plan is reflected as a share dilution in the computation of diluted earnings per share, see paragraph (w) above.

Description of accounting policy for derivative financial instruments and hedging [text block]
y)	Derivative financial instruments and hedge accounting -

Trading -

The Group negotiates derivative financial instruments in order to meet its clients’ needs. The Group may also take positions with the expectation of profiting from favorable movements in prices, rates or indexes.

Part of the transactions with derivatives, which provide effective economic hedges under the Group’s risk management positions, do not qualify for hedge accounting under the specific rules of IAS 39 and are, therefore, treated as trading derivatives.

Derivative financial instruments are initially recognized at fair value in the consolidated statement of financial position and subsequently are re-measured at fair value. Fair values are estimated based on the market exchange and interest rates. All derivatives are carried as assets when fair value is positive and as liabilities when fair value is negative. Gain and losses for changes in their fair value are recorded in the consolidated statement of income.

Hedging -

The Group uses derivative instruments to manage exposures to interest rate and foreign currency. In order to manage particular risks, the Group applies hedge accounting for transactions which meet the specified criteria.

At inception of the hedge relationship, the Group formally documents the relationship between the hedged item and the hedging instrument, including the nature of the risk, the objective and strategy for undertaking the hedge and the method that will be used to assess the effectiveness of the hedging relationship.

Also, at the inception of the hedge relationship, a formal assessment is undertaken to ensure the hedging instrument is expected to be highly effective in offsetting the designated risk in the hedged item. Hedges are formally assessed at each reporting date.

A hedge is considered highly effective if the following conditions are met:

-
At the inception of a hedge and in following years, the hedge is expected to be highly effective to offset changes in the fair value or cash flows attributable to the hedged risk over the designated period of the hedge; and

-	The actual effectiveness of the hedge is within the range of 80-125 percent.

The accounting treatment is determined on the basis of the nature of the hedged item and once the hedging qualifying criteria are met.

i)	Cash flow hedges -

The effective portion of the gain or loss on the hedging instrument is recognized directly as part of other comprehensive income in “Cash flow hedge reserve”, while any ineffective portion is recognized immediately in the consolidated statement of income.

Amounts recognized as other comprehensive income are transferred to the consolidated statement of income when the hedged transaction affects profit or loss; that is, when the hedge-related finance income or finance cost is recognized or when an expected sale occurs.

If the forecasted transaction or firm commitment is no longer expected to occur, the accumulated gain or loss previously recognized in the cash flow hedge reserve is transferred to the consolidated statement of income. If the hedging instrument expires or is sold, terminated or exercised without replacement or rollover, or if its designation as a hedge is revoked, any unrealized accumulated gain or loss previously in the cash flow hedge reserve remains in said reserve until the planned transaction or firm commitment affects profit or loss. At the same time, the derivative is recorded as a trading derivative.

ii)	Fair value hedges -

The change in the fair value of a fair value hedge is recognized in “Interest and similar income” or “Interest and similar expenses” of the consolidated statement of income. The change in the fair value of the hedged item attributable to the risk hedged is recorded as a part of the carrying value of the hedged item and is recognized in the consolidated statement of income.

For fair value hedges relating to items carried at amortized cost, any adjustment to the carrying amount of these items, as a result of discontinuation of the hedge, will be amortized through the consolidated statement of income over the remaining life of the hedge. Amortization may begin as soon as an adjustment exists and no later than when the hedged item ceases to be adjusted for changes in its fair value attributable to the risk being hedged.

If the hedged item is derecognized, the unamortized fair value is recognized immediately in the consolidated statement of income.

The hedge relationship is terminated when the hedging instrument expires or is sold, terminated or exercised, or where the hedge no longer meets the criteria for hedge accounting, the hedge relationship is terminated. For hedged items recorded at amortized cost, the difference between the carrying value of the hedged item on termination and the face value is amortized over the remaining term of the original hedge using the effective interest rate. If the hedged item is derecognized, the unamortized fair value adjustment is recognized immediately in the consolidated statement of income. At the same time, the derivative is recorded as a trading derivative.

iii)	Embedded derivatives -

Derivatives embedded in host contracts are accounted for as separate derivatives and recorded at fair value if their economic characteristics and risks are not closely related to those of the host contract, and said host contract is not held for trading or designated at fair value through profit or loss.

The Group has investments indexed to certain life insurance contracts liabilities, denominated “Investment Link”. These instruments have been classified at inception by the Group as “Financial instruments at fair value though profit or loss”, See Note 3(f)(i) and Note 8.

Description of accounting policy for fair value measurement [text block]
z)	Fair value measurement -

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

-	In the principal market for the asset or liability, or
-	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Group. Also, the fair value of a liability reflects its non-performance risk.

When available, the Group measures the fair value of an instrument using the quoted price in an active market for that instrument. A market is regarded as active if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

If there is no quoted price in an active market, then the Group uses valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

The chosen valuation technique incorporates all of the factors that market participants would take into account in pricing a transaction.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level of input used that is significant to the fair value measurement as a whole:

-	Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
-	Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
-	Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized at fair value in the consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization at the end of each reporting period.

For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Also, fair values of financial instruments measured at amortized cost are disclosed in Note 32.7(b).

Description of accounting policy for segment reporting [text block]
aa)	Segment reporting -

The Group reports financial and descriptive information about its reportable segments. Reportable segments are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are a component of an entity for which separate financial information is available that is evaluated regularly by the entity’s Chief Operating Decision Maker (“CODM”) in making decisions about how to allocate resources and in assessing performance. Generally, financial information is required to be reported on the same basis as it is used internally for evaluating operating segments’ performance and deciding how to allocate resources to segments, Note 29.

Description of accounting policy for fiduciary activities, management of funds and pension funds [text Block]
ab)	Fiduciary activities, management of funds and pension funds –

The Group provides custody, trustee, investment management and advisory services to third parties that result in the holding of assets on their behalf. These assets and income arising thereon are excluded from these consolidated financial statements, as they are not assets of the Group, Note 32.8.

Commissions generated for these activities are included in “Other income” of the consolidated statement of income.

Description of accounting policy for determining components of cash and cash equivalents [text block]
ac)	Cash and cash equivalents -

For the purpose of the consolidated statement of cash flows, cash and cash equivalents comprise balances of cash and non-restricted balances with central banks, overnight deposits, time deposits and amounts due from banks with maturities of three months or less from the date of acquisition, excluding restricted balances See Note 4.

Cash collateral pledged as a part of a repurchase agreement is presented in “Cash collateral, reverse repurchase agreement and securities borrowings” in the consolidated statement of financial position, See Note 5(a).

Cash collateral pledged in the negotiation of derivative financial instrument and others are presented in “Other assets” in the consolidated statement of financial position, See Note 12.

Disclosure of expected impact of initial application of new standards or interpretations [text block]
ad)	International Financial Reporting Standards issued but not yet effective -

The Group decided not to early adopt the following standards and interpretations that were issued but are not effective as of December 31, 2017:

(i)	IFRS 9 “Financial Instruments” -

In July 2014, the IASB issued the complete version of IFRS 9, which combines the phases of classification and measurement, impairment and hedging accounting of the IASB project to replaces IAS 39 “Financial instruments: Measurement and Recognition”.

Classification and measurement:
IFRS 9 establishes three categories of classification: Amortized cost, fair value through other comprehensive income and fair value through profit or loss.

A debt instrument is classified and measured at amortized cost if: a) the objective of the business model is to maintain the financial asset, to collect the contractual cash flows, and b) the contractual cash flows of the instrument only represent the payment of the principal and interest of the debt.

Likewise, a debt instrument is classified and measured at fair value through other comprehensive income if: a) the objective of the business model is to maintain the financial asset, both to collect the contractual cash flows, as well as to sell them, and b) the contractual cash flows of the instrument only represent the payment of the principal and interest of the debt.

All other debt instruments that do not satisfy the above-mentioned conditions must be classified and measured at fair value through profit or loss.

An equity instrument is classified at fair value through profit or loss, unless it is not maintained for trading purposes, in which case, an entity may make an irrevocable choice at its initial recognition, to classify it at fair value through other comprehensive income, without subsequently having to reclassify it to profit or loss.

The combined application of the tests on the characteristics of contractual cash flows and business models as of January 1, 2018, resulted in certain differences when comparing financial assets classified under IAS 39 with financial assets classified under IFRS 9.

Approximately S/1,593.4 million of financial assets previously classified as available for sale under IAS 39, have been classified as investments at fair value through profit or loss under IFRS 9. These financial assets held unrealized gains, which have been reclassified to the item retained earnings of the consolidated statement of changes in equity.

With regard to liabilities, most pre-existing requirements for classification and measurement previously included in IAS 39, have not changed in IFRS 9.

Impairment:

IFRS 9 introduces a new model of impairment based on expected losses of the credit portfolio and other instruments which differ significantly from the current model “under IAS 39 of credit losses incurred”, and it is expected to result in the early recognition of credit losses.

The financial assets classified or designated at fair value through profit or loss and the capital instruments designated at fair value through other comprehensive income, are not subject to impairment assessment.

Model of impairment of expected credit losses -

Under IFRS 9, provisions for credit losses will be measured at each reporting date, following a three phase model of expected credit losses:

•
Phase 1: For financial assets of which the credit risk has not deteriorated significantly since its initial recognition, a reserve for losses will be recognized, equivalent to the credit losses which are expected to occur from defaults in the next 12 months.

•
Phase 2: For financial assets which have presented a significant increase in their credit risk, a reserve for losses will be recognized, equivalent to the credit losses which are expected to occur during the remaining life of the asset.

•
Phase 3: For financial assets with evidence of impairment at the reporting date a reserve for losses will be recognized, equivalent to the expected credit losses during the entire life of the asset. Interest income will be recognized based on the asset’s carrying amount, net of the loss reserve.

The reserves for credit losses of Phase 1 and Phase 2 effectively replace the general reserve determined for loans not yet identified as impaired under IAS 39, although the reserves for credit losses of Phase 3 effectively replace the general reserves determined for impaired loans.

Measurement -

The measurement of expected credit loss is mainly based on the product of the probability of default (PD), the loss given default (LGD) and the exposure at the time of default (EAD), discounted at the reporting date and considering the expected macroeconomic effects, all according to the new regulation.

The fundamental difference between the credit loss considered as Phase 1 and Phase 2 is the horizon of PD. The estimates of Phase 1 use a 12-month horizon, while those in Phase 2 use an expected loss calculated with the remaining term of the asset and it considers the effect of the significant increase in the risk. Finally, in Phase 3, the expected loss will be estimated based on the best estimate (“ELBE” from its initials in English), given the situation of the collection process of each asset.

The above method applies to all the portfolios, with the exception of some portfolios of reduced materiality and of which there is insufficient historical depth and/or loss experience.
In these cases, simplified approaches will be applied, based on the reality of each portfolio and with reasonable supported and documented criteria.

Changes from one phase to another -

The classification of an instrument as phase 1 or phase 2 depends on the concept of “significant impairment” on the reporting date in comparison with the origination date. In this sense, the definition used considers the following criteria:

-	An account is classified in phase 2 if it has been more than N days in arrears.
-	Risk thresholds have been established based on the internal models and on relative thresholds of differences (by portfolio and risk level) in which the instrument originated.

-	The follow up, warning and monitoring systems of the risk portfolios which depend on the current risk policy in Wholesale and Retail Banking, are integrated.

Additionally, all those accounts which are classified as in default at the reporting date are considered as phase 3. The evaluations of significant risk increase and credit impairment are carried out independently at each reporting date. Assets can move in both directions from one phase to another.

Prospective information -

The measurement of expected credit losses for each phase and the evaluation of significant increases in credit risk must consider information regarding previous events and current conditions, as well as forecasts of future economic events and conditions. For the estimation of the risk parameters (PD, LGD, EAD), used in the calculation of the provision in phases 1 and 2, macroeconomic variables were included which vary between portfolios. These forecasts are for a three-year period and, additionally, there is a long-term forecast.

The estimation of the expected loss for phases 1, 2 and 3 will be a weighted estimate which considers three future macroeconomic scenarios. The basic, optimistic and pessimistic scenarios are based on macroeconomic forecasts provided by the in-house economic studies team and approved by Senior Management. This same team also provides the probability of occurrence of each scenario. It should be pointed out that the scenario design is adjusted at least once a year and this can be done more frequently if the conditions of the environment require it.

Expected life -

For the instruments in Phase 2 or 3, the reserves for losses will cover the expected credit losses during the lifetime of the instrument. For most of the instruments, the expected lifetime is limited to the remaining life of the product, adjusted for expected future payments. In the case of revolving products, an analysis was made in order to determine what would be the expected period of life.

The application of the new impairment model generated increases in the reserve for credit losses under the new requirements. Below we present the most significant impacts that were recognized on January 1, 2018:

-	Increase in the allowance for loan losses for S/320.7 million and its corresponding deferred income tax for S/94.6 million; resulting in a reduction in the retained earnings of S/226.1 million.

-	Increase in the provision for investments for S/68.1 million and its corresponding deferred income tax, which was immaterial, resulting in a reduction in the retained earnings.

Hedging accounting:

The new model of hedging accounting according to IFRS 9 seeks to simplify hedging accounting, align the accounting of the hedging relationships more closely with the risk management activities of an entity and permit hedging accounting to be applied more widely to a greater variety of hedging instruments and risks suitable for hedging accounting.

IFRS 9 is effective for accounting periods beginning on or after 1 January 2018. Early adoption is permitted.

The new classification, measurement and impairment requirements will be applied adjusting our consolidated statement of financial position at January 1, 2018, date of initial application, without restating the financial information of the comparative period.

(ii)	IFRS 15 “Revenue from contracts with customer” -

IFRS 15, which was published in May 2014 and amended in April 2016, will replace IAS 18 “Revenue”, and IAS 11 “Construction Contracts”.

The new standard is based on the principle that revenue is recognized when the control of a good or service is transferred to a client, so that the notion of control replaces the existing notion of risks and benefits.

The standard establishes a new five-step model that applies to the recording of revenue from contracts with clients:

•	Identify the contracts with clients.
•	Identify the separate performance obligation.
•	Determine the price of the contractual transaction.
•	Assign the price of the transaction to each of the separate performance obligations, and
•	Recognize the revenue as each performance obligation is complied with.

Key changes in current practice:

•	All the grouped goods and services which are different must be recognized separately and, in general, the discounts or rebates in the contract price must be assigned to the separate elements.
•
Revenue can be recognized before it is done under the current standards if the consideration varies for any reason (for example, incentives, rebates, management commissions, royalties, success fee, etc.). If they are not at significant risk of reversal, the minimum amounts must be recognized.

•
The point at which revenue may be recognized can change: some revenue that is currently recognized at a given moment at the end of a contract may have to be recognized during the term of the contract and vice versa.

•	There are new specific standards regarding licenses, guarantees, non-reimbursable fee advances and consignment agreements, to name a few.
•	As with any new standard, there are also greater disclosure requirements.

The Group assessed the impact of IFRS 15, concluding at the date of these financial statements, that there is no significant impact on the Group’s revenue recognition.

IFRS 15 is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted.

(iii)	IFRS 16, “Leases” -

IFRS 16, ‘Leases’ replaces the current standards related to the treatment of leases (IAS 17, ‘Leases’ and IFRIC 4, ‘Determining whether an arrangement contains a lease” and other related interpretations).

IFRS 16 will mainly affect the accounting treatment for lessees, and will result in the recognition of almost all lease contracts in the statement of financial position. The standard eliminates the current distinction between finance and operating leases, and requires the recognition of an asset (right of use of the leased asset) and of a financial liability to make the lease payments, for practically all of the lease contracts. There is an optional exemption for short term and low value leases.

The income statement will also be affected, since the total expense is normally higher in the initial years of the lease contract and lower in the final years. Furthermore, the operating costs will be replaced with interest and depreciation, therefore key metrics such as EBITDA will change.

Operating cash flows will be greater since cash payments for the principal portion of the lease debt are classified in financing obligations. Only the part of the payments that reflects interest can continue to be presented as operating cash flow.

During the year 2018, the Group will continue to evaluate the impact of IFRS 16; however, at the date of these financial statements, it concludes that the application of this standard will have no material effects on the financial statements.

IFRS 16 applies to annual periods beginning on or after January 1, 2019, with earlier application permitted but not before IFRS 15, Revenue from Contracts with Customers, is also early adopted.

(iv)	Amendments to IFRS 2: “Share-based payment” “Income Taxes”: Recognition of the deferred income tax asset for unrealized losses.

The amendments made by the IASB in July 2016 clarify the basis of measurement of the share-based payments in cash and the recording of the amendments which change benefits liquidated in cash into equity instruments.

Moreover, an exception is introduced to the principle of classification. When an employer is obliged to retain a certain amount for a tax obligation of the employee associated with a share-based payment, and he pays that amount to the tax authority, the total benefit will be treated as though it were liquidated in equity instruments, as long as it was liquidated in shares without the benefit of a net liquidation.

Entities with the following agreements may find themselves affected by these changes:

•	Benefits liquidated in equity instruments which include net liquidations related to tax obligations
•	Share-based payments which include performance conditions, and
•	Cash liquidation agreements which are amended to share-based payments liquidated in equity instruments.

The amendment to IFRS 2 applies to annual periods beginning on or after January 1, 2018, permitting its early adoption.

(v)	Annual improvements to the IFRS (2014 - 2016 Cycle)

In December 2016, the following improvements were completed:

•	IFRS 1 “First Time Adoption of IFRS”, which eliminates the short-term exemptions which cover the provisions for transition of IFRS 7, IAS 19 and IFRS 10 which are no longer relevant.
•
IAS 28 “Investments in Associates and Joint Ventures”. This clarifies that the choice by investment funds, mutual funds, investment trusts and similar entities to measure the investments in associates or joint ventures at fair value through profit or loss must be made separately for each associate or joint venture at initial recognition.

Said improvements are applicable for financial periods from January 1, 2018.

(vi)	IFRIC 22 “Foreign Currency Transactions and Advance Consideration” -

This interpretation clarifies how to determine the transaction date for the exchange rate to use in the initial recognition of an asset, expense or income when an entity pays or receives advance consideration for contracts denominated in foreign currency.

For a single payment or collection, the transaction date must be the date on which the entity initially recognizes the non-monetary asset or liability which results from the advance consideration (the advance payment or deferred revenue).

If there are various payments or collections for an item, the transaction date must be determined as indicated above for each payment or collection.

Entities can opt for applying the interpretation:

•	Retrospectively for each period presented.
•	Prospectively for items within the scope which is recognized for the first time at or after the start of the reporting period in which the interpretation is applied, or
•	Prospectively from the start of a prior reporting period presented as comparative information.

(vii)	Amendments to IAS 40: “Transfers of Investment Property” –

The amendments clarify that transfers to or from, investment properties can only be made if there has been a change in the use of the property that is supported with evidence. A change in use occurs when the property complies with, or ceases to comply with, the definition of investment property.

A change of intention by itself is not sufficient to support a transfer.
The list of tests for a change of use in the standard is characterized as a non-exhaustive list of examples to help to illustrate the principal.

The IASB provided two examples for the transition:

•	Prospectively, with any impact from the reclassification recognized as an adjustment to the initial retained earnings at the date of initial recognition, or
•	Retrospectively, only permitted without taking advantage of retrospective information.

Additional disclosures are required if an entity adopts the requirements prospectively.

The amendment to IAS 40 applies to annual periods beginning on or after January 1, 2018, with early adoption permitted.

(viii)	IFRS 17 “Insurance Contracts” -

IFRS 17 was issued in May 2017 in replacement of IFRS 4 “Insurance Contracts”. This standard requires a current measurement model in which the estimations are remeasured at each reporting period. The contracts are measured using the components of:

•	Discounted probability-weighted cash flows.
•	An explicit risk adjustment, and
•	A contractual service margin which represents the unearned profit from the contract which is recognized as income during the period of coverage.

The standard permits a choice between recognizing the changes in discount rates, either in the statement of income or directly in other comprehensive income. The choice probably reflects how insurers record their financial assets according to IFRS 9.

There is a modification of the general measurement model denominated “Variable commissions method” for certain contracts of insurers with life insurance in which the insured share the yields from the underlying elements. Upon applying the variable commissions method, the entity’s participation in changes in fair value of the underlying elements is included in the contractual service margin. Therefore, it is probable that the results of the insurers which use this model will be less volatile than under the general model.

The new standards will affect the financial statements and the key performance indicators of all of the entities that issue insurance contracts or investment contracts with discretionary participation characteristics.

IFRS 17 applies to annual periods beginning on or after January 1, 2021. Early adoption is permitted, as long as the Group also applies IFRS 9 and IFRS 15 on the date on which IFRS 17 is applied for the first time.

(ix)	IFRIC 23 “Uncertainty over income tax treatments” -

IFRIC 23 clarifies how to apply the requirements of recognition and measurement of IAS 12 “Income Taxes”, when there is uncertainty over income tax treatments. The IFRIC had previously clarified that IAS 12, and not IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”, applies to the recording of uncertain income tax treatments.

IFRIC 23 explains how to recognize and measure deferred and current income tax assets and liabilities when there is uncertainty over a tax treatment. An uncertain tax treatment is any tax treatment applied by an entity regarding which there is uncertainty as to whether the treatment will be accepted by the tax authority. For example, a decision to claim a deduction for a specific expense or not to include a specific income element in a tax declaration is an uncertain tax treatment if its acceptability is uncertain based on the tax legislation. IFRIC 23 is applicable to all aspects of income tax accounting when there is uncertainty with regard to the treatment of an element, including tax profit or loss, the tax bases of assets and liabilities, tax losses and credits and tax rates.

IFRIC 23 applies to annual periods beginning on or after January 1, 2019.

(x)	Annual improvements to the IFRS (2015 -17 Cycle)

The improvements are presented below:

•	IFRS 3 “Business combinations”, clarifies the measurement of the interest held prior to obtaining control over a joint operation under IFRS 3.
•	IFRS 11 “Joint Arrangements”, clarifies the measurement of the interest held prior to obtaining control over a joint operation under IFRS 11.
•	IAS 12 “Income Taxes”, mentions the income tax consequences under IAS 12 of payments on financial instruments classified as equity.
•	IAS 23 “Borrowing costs”, establishes the borrowing costs eligible for capitalization.

Said improvements are applicable for financial periods from January 1, 2019.

(xi)
Amendments to IFRS 10 “Consolidated financial statements” and IAS 28 “Investments in Associates and Joint Ventures”: Sale or contribution of assets between an investor and his associate or joint venture.

The IASB made limited scope amendments to IFRS 10 and IAS 28.
The amendments clarify the accounting treatment of the sales or contribution of assets between an investor and his associates or joint venture. These amendments confirm that the accounting treatment depends on whether the non-monetary assets sold or contributed to an associate or joint venture constitute “a business” (as defined in IFRS 3 “Business combinations”).

If the non-monetary assets constitute a business, the investor will recognize the total gain or loss on the sale or contribution of assets. If the assets do not comply with the definition of “business”, the investor will recognize the gain or loss only in proportion to the investor’s investment in the associate or joint venture. The amendments will apply prospectively.
The IASB decided to defer the application date of this amendment until it has completed its research project on the equity method. The Group will apply these modifications when they become effective.

There are no other standards or amendments to standards which have not yet become effective and are expected to have a significant impact on the Company, either in the current or future periods, as well as on expected future transactions.